Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.8%
Banks — 4.0%
M&T Bank Corp.	13,771	$2,452,891
Wells Fargo & Co.	50,586	2,857,603
		5,310,494
Beverages — 1.6%
Constellation Brands, Inc., Class A	8,401	2,164,854
Biotechnology — 1.0%
Gilead Sciences, Inc.	15,260	1,279,398
Building Materials — 2.2%
Johnson Controls International PLC	37,641	2,921,318
Chemicals — 2.7%
FMC Corp.	25,230	1,663,666
Linde PLC	4,074	1,942,728
		3,606,394
Commercial Services — 1.7%
Robert Half, Inc.	33,254	2,241,652
Diversified Financial Services — 5.8%
Cboe Global Markets, Inc.	8,228	1,685,670
Interactive Brokers Group, Inc., Class A	17,750	2,473,640
The Charles Schwab Corp.	54,319	3,520,415
		7,679,725
Electric — 5.9%
CMS Energy Corp.	25,021	1,767,233
NextEra Energy, Inc.	41,555	3,512,644
Sempra	19,147	1,601,264
Xcel Energy, Inc.	15,963	1,042,384
		7,923,525
Electrical Components & Equipment — 2.1%
Emerson Electric Co.	25,701	2,810,918
Electronics — 1.4%
Mettler-Toledo International, Inc.*	1,261	1,891,122
Entertainment — 0.7%
TKO Group Holdings, Inc.*	8,039	994,505
Food — 1.7%
General Mills, Inc.	20,008	1,477,591
The Hershey Co.	4,302	825,037
		2,302,628
Healthcare Products — 4.5%
Boston Scientific Corp.*	23,638	1,980,864
Thermo Fisher Scientific, Inc.	6,405	3,961,941
		5,942,805
Healthcare Services — 1.3%
UnitedHealth Group, Inc.	2,870	1,678,032
Household Products & Wares — 1.7%
The Clorox Co.	14,277	2,325,866
	Number of Shares	Value†

Insurance — 7.3%
American International Group, Inc.	40,080	$2,935,059
Prudential PLC, ADR	59,743	1,107,635
Reinsurance Group of America, Inc.	16,606	3,617,949
Ryan Specialty Holdings, Inc.	11,021	731,684
The Travelers Cos., Inc.	5,548	1,298,898
		9,691,225
Internet — 1.6%
Alphabet, Inc., Class A	12,733	2,111,768
Machinery — Diversified — 4.2%
Ingersoll Rand, Inc.	10,422	1,023,023
The Toro Co.	21,104	1,830,350
Westinghouse Air Brake Technologies Corp.	14,862	2,701,466
		5,554,839
Media — 2.1%
The Walt Disney Co.	29,200	2,808,748
Mining — 1.5%
Alcoa Corp.	51,659	1,993,004
Miscellaneous Manufacturing — 2.1%
3M Co.	20,335	2,779,794
Office & Business Equipment — 1.4%
Zebra Technologies Corp., Class A*	4,982	1,844,934
Oil & Gas — 4.0%
Chevron Corp.	13,687	2,015,685
ConocoPhillips	22,365	2,354,587
EOG Resources, Inc.	8,437	1,037,160
		5,407,432
Oil & Gas Services — 1.0%
Schlumberger N.V.	31,106	1,304,897
Packaging and Containers — 1.2%
Ball Corp.	23,036	1,564,375
Pharmaceuticals — 10.5%
AbbVie, Inc.	17,383	3,432,795
Bristol-Myers Squibb Co.	58,568	3,030,308
McKesson Corp.	4,024	1,989,546
Neurocrine Biosciences, Inc.*	6,455	743,745
Sanofi S.A., ADR	46,338	2,670,459
Zoetis, Inc.	11,256	2,199,197
		14,066,050
Pipelines — 0.5%
Targa Resources Corp.	4,514	668,117
Retail — 5.1%
BJ's Wholesale Club Holdings, Inc.*	33,946	2,799,866
Lithia Motors, Inc.	5,642	1,792,125
McDonald's Corp.	7,384	2,248,502
		6,840,493

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 5.7%
Micron Technology, Inc.	31,167	$3,232,330
ON Semiconductor Corp.*	33,274	2,416,025
Texas Instruments, Inc.	9,770	2,018,189
		7,666,544
Shipbuilding — 1.4%
Huntington Ingalls Industries, Inc.	6,996	1,849,602
Telecommunications — 2.2%
Cisco Systems, Inc.	55,399	2,948,335
Toys, Games & Hobbies — 1.8%
Hasbro, Inc.	33,866	2,449,189
Transportation — 1.9%
CSX Corp.	72,836	2,515,027
TOTAL COMMON STOCKS (Cost $107,485,633)		125,137,609

REAL ESTATE INVESTMENT TRUSTS — 5.2%
Apartments — 3.7%
Invitation Homes, Inc.	66,208	2,334,494
Mid-America Apartment Communities, Inc.	16,539	2,628,047
		4,962,541
Industrial — 1.5%
First Industrial Realty Trust, Inc.	36,167	2,024,629
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,531,988)		6,987,170

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $1,604,288)	1,604,288	1,604,288
TOTAL INVESTMENTS — 100.2% (Cost $115,621,909)		$133,729,067
Other Assets & Liabilities — (0.2)%		(268,571)
TOTAL NET ASSETS — 100.0%		$133,460,496

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
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